Capital adequacy and liquidity situation - Internally assessed economic capital, Liquidity coverage ratio and Net stable funding ratio (Details) - Parent Company - SEK (kr) kr in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of credit risk exposure
Capital requirements	kr 22,790	kr 22,322
Total liquid assets	69,000	73,900
Net liquidity outflows	15,100	16,400
Liquidity outflows	26,100	29,300
Liquidity inflows	kr 11,800	kr 13,900
Liquidity Coverage Ratio	602.00%	605.00%
Available stable funding	kr 274,700	kr 276,300
Requiring stable funding	kr 205,900	kr 210,500
Net Stable Funding Ratio	133.00%	131.00%
Internal credit grades
Disclosure of credit risk exposure
Capital requirements	kr 10,647	kr 10,748
Internal credit grades | Credit risk
Disclosure of credit risk exposure
Capital requirements	7,302	7,350
Internal credit grades | Operational risk
Disclosure of credit risk exposure
Capital requirements	434	434
Internal credit grades | Market risk
Disclosure of credit risk exposure
Capital requirements	1,053	1,065
Internal credit grades | Other
Disclosure of credit risk exposure
Capital requirements	158	199
Internal credit grades | Capital planning buffer
Disclosure of credit risk exposure
Capital requirements	kr 1,700	kr 1,700